EQUITY COMPENSATION PLAN - Stock Option Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
2017 Plan
Number of Shares
Outstanding, beginning balance (in shares)	6,494,000
Exercised (in shares)	(3,449,000)
Forfeited (in shares)	(9,000)
Settled in connection with the Merger (in shares)	(2,884,000)
Canceled in connection with the Merger ( in shares)	(152,000)
Outstanding, ending balance (in shares)	0
Vested and exercisable (in shares)	0
Weighted Average Exercise Price
Outstanding, beginning balance (in dollars per share) | $ / shares	$ 23.22
Exercised (in dollars per share) | $ / shares	21.11
Forfeited (in dollars per share) | $ / shares	32.03
Settled in connection with the Merger (in dollars per share) | $ / shares	24.75
Canceled in connection with the Merger (in dollars per share) | $ / shares	41.56
Outstanding, ending balance (in dollars per share) | $ / shares
Vested and exercisable (in dollars per share) | $ / shares
2024 Plan
Number of Shares
Outstanding, beginning balance (in shares)	0
Granted (in shares)	3,700,000
Exercised (in shares)	0
Forfeited (in shares)	(40,000)
Outstanding, ending balance (in shares)	3,660,000
Vested and exercisable (in shares)	0
Weighted Average Exercise Price
Outstanding, beginning balance (in dollars per share) | $ / shares
Granted (in dollars per share) | $ / shares	15.84
Forfeited (in dollars per share) | $ / shares	15.86
Outstanding, ending balance (in dollars per share) | $ / shares	15.84
Vested and exercisable (in dollars per share) | $ / shares
Weighted Average Remaining Contractual Term (In Years)	9 years 4 months 24 days
Aggregate Intrinsic Value | $	$ 46
Weighted Average Remaining Contractual Term, Vested and Exercisable (in years)
Aggregate Intrinsic Value, vested and exercisable | $